Citigroup Center

153 East 53rd Street

New York, New York 10022-4675

(212) 446-4800	Facsimile: (212) 446-4900

November 25, 2005

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	Amendment No. 1 to the Registration Statement on Form S-4 of
Innophos, Inc. and Innophos Mexico Holdings, LLC

Ladies and Gentlemen:

On behalf of Innophos, Inc. (the “Company”) and Innophos Mexico Holdings, LLC (the “Guarantor”), for filing under the Securities Act of 1933, as amended, we are transmitting one copy of the above-referenced Amendment No. 1 to the Registration Statement on Form S-4 of the Company and the Guarantor. The Company has previously sent by wire transfer, funds in the amount of $22,363 to cover the registration fee.

The Company and the Guarantor have informed us that they are aware of their obligations under the Securities Act of 1933, as amended.

Should you have any questions or comments regarding this filing, please direct them to the undersigned at (212) 446-4988.

Sincerely,

/s/ Christopher A. Kitchen

Christopher A. Kitchen

Chicago	London	Los Angeles	Washington D.C.